PARENT ONLY FINANCIAL INFORMATION (Condensed Balance Sheets) (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥) shares		Dec. 31, 2017 $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥) shares
Current assets:
Time deposits	¥ 432,536			¥ 416,724
Prepaid expenses and other current assets	156,360			126,088
Total current assets	1,492,518			1,450,858
Total assets	2,282,645			2,085,012
Current liabilities:
Accrued expenses and other current liabilities	184,646			117,867
Total current liabilities	624,131			479,749
Other non-current liabilities	4,329			7,043
Total liabilities	628,460			486,792
Commitments and contingencies
Shareholders' equity:
Treasury shares (1,574,980 and 3,330,646 Class A ordinary shares as of December 31, 2016 and 2017, respectively, at cost)	(255,103)			(93,761)
Additional paid-in capital	1,094,872			995,216
Accumulated other comprehensive income	54,122			58,204
Retained earnings	759,893			638,173
Total shareholders' equity	1,654,185			1,598,220		¥ 1,338,614	¥ 1,119,086
Total liabilities and shareholders' equity	2,282,645			2,085,012
Class A [Member]
Shareholders' equity:
Ordinary shares	¥ 327			¥ 302
Ordinary shares
Ordinary shares, par value | $ / shares			$ 0.001		$ 0.001
Authorized | shares	860,000,000			860,000,000			860,000,000
Issued | shares	52,340,176			48,735,228			23,712,758
Outstanding | shares	49,009,530			47,160,248			23,712,758
Treasury shares | shares	3,330,646			1,574,980
Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 74			¥ 86
Ordinary shares
Ordinary shares, par value | $ / shares			0.001		0.001
Authorized | shares	40,000,000			40,000,000			40,000,000
Issued | shares	7,206,059			8,895,249			28,733,024
Outstanding | shares	7,206,059			8,895,249			28,733,024
Parent Company [Member]
Current assets:
Cash and cash equivalents	¥ 17,658			¥ 43,770		¥ 6,275	¥ 7,931
Time deposits	65,342			242,795
Prepaid expenses and other current assets	970			1,855
Total current assets	83,970			288,420
Investments and loans to subsidiaries	1,595,299			1,316,552
Total assets	1,679,269			1,604,972
Current liabilities:
Accrued expenses and other current liabilities	24,454	[1]		3,409
Total current liabilities	24,454			3,409
Other non-current liabilities	630			3,343
Total liabilities	25,084			6,752
Commitments and contingencies
Shareholders' equity:
Treasury shares (1,574,980 and 3,330,646 Class A ordinary shares as of December 31, 2016 and 2017, respectively, at cost)	(255,103)			(93,761)
Additional paid-in capital	1,094,872			995,216
Accumulated other comprehensive income	54,122			58,204
Retained earnings	759,893			638,173
Total shareholders' equity	1,654,185			1,598,220
Total liabilities and shareholders' equity	1,679,269			1,604,972
Parent Company [Member] | Class A [Member]
Shareholders' equity:
Ordinary shares	¥ 327			¥ 302
Ordinary shares
Ordinary shares, par value | $ / shares			0.001		0.001
Authorized | shares	860,000,000			860,000,000
Issued | shares	52,340,176			48,735,228
Outstanding | shares	49,009,530			4,716,024
Treasury shares | shares	3,330,646			1,574,980
Parent Company [Member] | Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 74			¥ 86
Ordinary shares
Ordinary shares, par value | $ / shares			$ 0.001		$ 0.001
Authorized | shares	40,000,000			40,000,000
Issued | shares	7,206,059			8,895,249
Outstanding | shares	7,206,059			8,895,249

[1]	Mainly related to repurchase of treasury shares.